STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2019
STOCK-BASED COMPENSATION
Schedule of stock options activity

The following is a summary of the stock options activity:

Weighted
Average
Exercise Price
Stock Options	Shares	Per Share
Outstanding as of June 30, 2017	815,600	$3.04
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding as of June 30, 2018	815,600	$3.04
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding as of June 30, 2019	815,600	$3.04

Schedule of options outstanding and exercisable

Weighted
Average
Exercise Price
Stock Options	Shares	Per Share
Outstanding as of June 30, 2017	815,600	$3.04
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding as of June 30, 2018	815,600	$3.04
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding as of June 30, 2019	815,600	$3.04

The following is a summary of the status of options outstanding and exercisable at June 30, 2019:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$6.00	193,000	0.08	$6.00	193,000	0.08
$2.96	222,600	2.74	$2.96	222,600	2.74
$1.65	400,000	5.59	$1.65	400,000	5.59
	815,600

Schedule of restricted shares granted

Following is a summary of the restricted shares granted:

Restricted stock grants	Shares
Non-vested as of June 30, 2017	4,925,667
Granted	900,000
Vested	(1,783,667)
Non-vested as of June 30, 2018	4,042,000
Granted	1,981,000
Vested	(1,914,778)
Non-vested as of June 30, 2019	4,108,222

Schedule of Outstanding Restricted Shares

Restricted stock grants	Shares
Non-vested as of June 30, 2017	4,925,667
Granted	900,000
Vested	(1,783,667)
Non-vested as of June 30, 2018	4,042,000
Granted	1,981,000
Vested	(1,914,778)
Non-vested as of June 30, 2019	4,108,222

The following is a summary of the status of restricted stock at June 30, 2019:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$1.10	298,333	0.07
$1.02	600,000	1.29
$1.29	1,956,000	2.15
$1.35	1,250,000	0.25
$1.28	3,889	0.16
	4,108,222